EMPLOYEE BENEFIT PLAN (Details) (USD $) In Thousands, unless otherwise specified	12 Months Ended
	Mar. 31, 2014	Mar. 31, 2013	Mar. 31, 2012
EMPLOYEE BENEFIT PLAN
Total provision under government-mandated defined contribution plan	$ 7,249	$ 4,908	$ 3,365